CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Cash flows from operating activities
Net loss	$ (5,133)		$ (8,988)		$ (1,037)
Depreciation and amortization	592		548		530
Investment loss	1,443		0		0
Bad debt expense	519		4,942		402
Employee compensation	0		873		0
Share-based compensation expense	0		2		316
Changes in operating assets and liabilities
Accounts and notes receivable	(1,662)		1,576		(3,004)
Unbilled revenue	(5,351)		(405)		818
Other receivables and prepayments	1,180		(1,549)		(278)
Inventories	(41)		(390)		161
Taxes payable	(176)		76		(1,934)
Accounts payable	796		(201)		351
Advance from customers	7,378		1,146		(12)
Other payables and accruals	(58)		8		(13)
Net investment in sales-type leases	122		(71)		(1,407)
Due from related party	(15)		0		0
Net cash used in operating activities	(406)		(2,433)		(5,104)
Cash flows from investing activities
Payment to purchase property and equipment	(22)		(97)		(75)
Disposal of property and equipment	29		0		0
Net cash (used in) provided by investing activities	7		(97)		(75)
Cash flows from financing activities
Receipt in loan from non-related companies	0		9		3,000
Payment in loan to non-related companies	0		0		(4,208)
Net cash (used in) provided by financing activities	1		9		(1,190)
Effect of exchange rate changes on cash and cash equivalents	91		211		209
Net decrease in cash and cash equivalents	(307)		(2,310)		(6,160)
Cash and cash equivalents at beginning of year	6,439	[1]	8,749		14,909
Cash and cash equivalents at end of year	6,132	[1]	6,439	[1]	8,749
Supplemental disclosure of cash flow information
Interest paid	0		0		0
Income taxes paid	0		0		1,608
Related-Party Companies [Member]
Cash flows from financing activities
Proceeds from related party Debt	1		0		5
Related Companies [Member]
Cash flows from financing activities
Proceeds from related party Debt	0		0		2
Shareholders [Member]
Cash flows from financing activities
Proceeds from related party Debt	$ 0		$ 0		$ 11

[1]	*All of the VIE’s assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 3).